Collaboration Interest-Bearing Advanced Funding - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 16, 2022	Sep. 16, 2022	Jun. 17, 2022	Mar. 18, 2022	Dec. 17, 2021	Sep. 17, 2021	Jun. 18, 2021
Disclosure of detailed information about borrowings [abstract]
Funding advances from collaborator principal amount	$ 250.0	$ 3.6	$ 60.5	$ 60.9	$ 5.3	$ 49.3	$ 53.1	$ 17.3
Interest bearing borrowings funded interests accrued	$ 10.9
Borrowings, adjustment to interest rate basis	2.50%